787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

June 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ClearBridge Variable Large Cap Value Portfolio, a series of Legg Mason Partners

Variable Equity Trust

Securities Act File No. 333-91278

Investment Company Act File No. 811-2112

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated May 31, 2012, to the Prospectus dated May 1, 2012, for Legg Mason ClearBridge Variable Large Cap Value Portfolio filed under Rule 497(e) with the Securities and Exchange Commission on May 31, 2012.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

George P. Hoyt, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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